Revenue	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Revenue
Note 5—Revenue
The Company’s revenue is primarily generated from three license agreements, which were entered into in 2018. The licenses grant our associate VISEN Pharmaceuticals (“Visen”) exclusive rights to development and commercialize TransCon hGH, TransCon PTH and TransCon CNP in Greater China. As consideration for the granting of such rights, the Company has received up-front,
non-refundable,
non-cash
consideration of
$40.0 million in form of 50%
ownership in Visen. Consideration received is recognized partly as license revenue, and partly as rendering of services over time. In addition to granting exclusive rights, the Company will provide clinical supply and development services, to Visen.

	Three Months Ended June 30,		Six Months ended June 30,
	2020	2019	2020	2019
	(EUR’000)		(EUR’000)
Revenue from external customers
Revenue from the rendering of services (recognized over time)	779	1,873	2,091	7,287
Sale of clinical supply (recognized at a point in time)	—	—	246	—
“Right-to-use” licenses (recognized at a point in time)	657	1,338	1,324	1,338

Total revenue (1)	1,436	3,211	3,661	8,625

Attributable to
VISEN Pharmaceuticals	1,436	3,211	3,661	8,621
Other collaboration partners	—	—	—	4

Total revenue	1,436	3,211	3,661	8,625

Revenue by geographical location
North America	657	3,211	1,324	8,625
China	779	—	2,337	—

Total revenue	1,436	3,211	3,661	8,625

(1)
For the three months ended June 30, 2020 and 2019, and for the six months ended June 30, 2020 and 2019, “Total revenue” includes recognition of previously deferred revenue/internal profit from associate of €1,013 thousand and €2,295 thousand, and of €2,215 thousand and €3,876 thousand, respectively.